UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Gold and Precious Metals Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

ASA Gold and Precious Metals Limited
Schedules of Investments (Unaudited)
August 31, 2015 and August 31, 2014

	2015			2014
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies
Australia
Newcrest Mining Limited, (1)	1,215,000	$9,707,850	5.7%	1,315,000	$13,860,100	4.5%
Silver Lake Resources Limited, (1)	-	-	-	3,300,000	1,371,579	0.4
		9,707,850	5.7		15,231,679	4.9

Canada
Agnico Eagle Mines Limited	479,300	11,733,264	6.8	429,300	16,433,604	5.3
Alacer Gold Corporation, (2)	918,200	2,005,505	1.2	918,200	2,084,708	0.7
Alamos Gold Inc.	500,000	2,062,405	1.2	-	-	-
Argonaut Gold Inc., (1)	430,000	435,236	0.3	430,000	1,758,893	0.6
Asanko Gold Inc., (1)	600,000	986,301	0.6	-	-	-
B2Gold Corporation, (1)	1,594,338	1,868,554	1.1	1,594,338	4,103,453	1.3
Barrick Gold Corporation	1,375,000	9,556,250	5.6	1,400,000	25,746,000	8.3
Belo Sun Mining Corporation, (1)	2,600,000	326,484	0.2	2,600,000	597,481	0.2
Centerra Gold Inc.	220,000	1,113,394	0.6	625,000	3,768,729	1.2
Detour Gold Corporation, (1)	300,000	3,034,247	1.8	250,000	3,145,969	1.0
Eldorado Gold Corporation	650,000	1,950,000	1.1	650,000	5,382,000	1.7
Franco-Nevada Corporation	225,000	9,760,274	5.7	225,000	12,669,823	4.1
Goldcorp Inc.	932,400	12,923,064	7.5	967,400	27,154,918	8.8
Guyana Goldfields Inc., (1)	153,900	473,178	0.3	-	-	-
Kinross Gold Corporation, (1)	1,000,000	1,790,000	1.0	1,000,000	3,940,000	1.3
New Gold Inc., (1)	600,000	1,380,000	0.8	600,000	3,894,000	1.3
Primero Mining Corporation, (1)	200,000	576,000	0.3	200,000	1,362,000	0.4
Romarco Minerals Inc., (1)	1,373,500	585,358	0.3	-	-	-
Romarco Minerals Inc. – 144A, (1)(3)	3,000,000	1,278,539	0.7	-	-	-
Semafo Inc., (1)	700,000	1,736,682	1.0	-	-	-
TMAC Resources Inc. – 144A, (1)(3)	185,000	774,353	0.5	-	-	-
Torex Gold Resources Inc., (1)	2,800,000	2,642,314	1.5	2,150,000	3,498,024	1.1
Torex Gold Resources Inc. - 144A, (1)(3)	1,250,000	1,179,604	0.7	1,250,000	2,033,735	0.7
		70,171,006	40.9		117,573,337	38.1

Channel Islands
Randgold Resources Limited - ADRs	324,600	19,570,134	11.4	382,200	32,162,130	10.4

Peru
Compañia de Minas Buenaventura S.A.A. - ADRs	799,000	5,049,680	2.9	799,000	11,633,440	3.8

South Africa
AngloGold Ashanti Limited, (1)	823,420	6,686,170	3.9	593,194	10,191,073	3.3
Gold Fields Limited	1,029,577	3,325,534	1.9	1,029,577	4,983,153	1.6
Harmony Gold Mining Company Limited, (1)	-	-	-	400,000	1,216,000	0.4
Sibanye Gold Limited	1,029,577	1,225,197	0.7	1,029,577	2,416,932	0.8
		11,236,901	6.6		18,807,158	6.1

United Kingdom
Amara Mining plc, (1)	5,000,000	767,250	0.4	5,000,000	2,033,255	0.7
Amara Mining plc - 144A, (1)(3)	4,135,000	634,516	0.4	-	-	-
		1,401,766	0.8	5,000,000	2,033,255	0.7

United States
Newmont Mining Corporation	645,368	11,016,432	6.4	620,368	16,805,769	5.4
Royal Gold, Inc.	202,500	9,744,300	5.7	210,000	16,327,500	5.3
		20,760,732	12.1		33,133,269	10.7
Total gold mining, exploration, development and royalty companies (Cost $207,656,251 - 2015, $213,002,439 - 2014)		137,898,068	80.4		230,574,268	74.7

Silver mining, exploration and development companies
Canada
Tahoe Resources Inc., (4)	708,200	5,928,615	3.5	708,200	18,123,254	5.9
Total silver mining, exploration and development companies (Cost $4,751,868 - 2015 & 2014)		5,928,615	3.5		18,123,254	5.9
Total gold and silver investments (Cost $212,408,119 - 2015, $217,754,307 - 2014)		$143,826,683	83.8%		$248,697,522	80.6%

The notes to financial statements form an integral part of these statements.

Unaudited

ASA Gold and Precious Metals Limited
Schedules of Investments (Unaudited) (continued)
August 31, 2015 and August 31, 2014

	2015			2014
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Platinum and Palladium Investments
Platinum and palladium mining companies
South Africa
Anglo American Platinum Limited, (1)	135,100	$3,257,453	1.9%	220,100	$9,143,063	3.0%
Impala Platinum Holdings Limited, (2)	572,400	2,134,496	1.2	772,400	6,969,681	2.3
		5,391,948	3.1		16,112,744	5.2

United States
Stillwater Mining Co., (1)	150,000	1,432,500	0.8	-	-	-

Exchange traded funds
ETFS Palladium Trust, (1)	70,000	4,061,400	2.4	70,000	6,167,000	2.0
ETFS Platinum Trust, (1)	22,500	2,197,125	1.3	22,500	3,113,325	1.0
		6,258,525	3.6		9,280,325	3.0
Total platinum and palladium investments (Cost $10,287,755 - 2015, $8,733,391 - 2014)		13,082,973	7.6		25,393,069	8.2

Diamond Mining, Exploration and Development Companies
Bermuda
Petra Diamonds Limited, (1)	1,000,000	1,918,125	1.1	1,000,000	2,964,403	1.0

Canada
Dominion Diamond Corporation, (1)	50,000	592,000	0.3	-	-	-
Stornoway Diamond Corporation – 144A, (1)(3)	7,857,200	4,664,091	2.7	7,857,200	4,622,308	1.5
Stornoway Diamond Corporation, (1)	1,639,500	973,219	0.6	1,639,500	964,500	0.3
		6,229,311	3.6		5,586,808	1.8
Total diamond mining, exploration and development companies (Cost $9,549,559 - 2015, $9,420,744 - 2014)		8,147,436	4.7		8,551,211	2.8

Diversified Mineral Resources Companies
United Kingdom
Anglo American plc	-	-	-	200,000	5,078,988	1.6

United States
Freeport-McMoRan Inc.	315,000	3,351,600	2.0	450,000	16,366,500	5.3
Total diversified mineral resources companies (Cost $10,318,842 - 2015, $15,847,231 - 2014)		3,351,600	2.0		21,445,488	7.0

Total common shares (Cost $242,564,275 - 2015, $251,244,265 - 2014)		168,408,692	98.2		304,087,290	98.6

Warrants
Diamond Mining, Exploration and Development Companies
Canada
Stornoway Diamond Corporation, C$0.90 Warrants, 07/08/2016 – 144A, (1)(3)	3,928,600	313,929	0.2	3,928,600	415,285	0.1
Stornoway Diamond Corporation, C$0.90 Warrants, 07/08/2016, (1)	819,750	65,505	0.0	819,750	86,654	0.0

Total warrants (Cost $511,408 - 2015 & 2014)		379,434	0.2		501,939	0.1

Total investments (Cost $243,075,683 - 2015, $251,755,673 - 2014), (5)		168,788,126	98.4		304,589,229	98.7
Cash, receivables, and other assets less liabilities		2,757,757	1.6		3,979,750	1.3
Net assets		$171,545,884	100.0%		$308,568,979	100.0%

(1)	Non-income producing security.
(2)	Non-income producing security in 2015 only.
(3)	Restricted security.
(4)	Non-income producing security in 2014 only.
(5)	Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2015 were $35,831,710 and $110,119,266, respectively, resulting in net unrealized depreciation on investments of ($74,287,557). Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2014 were $114,107,838 and $61,274,282, respectively, resulting in net unrealized appreciation on investments of $52,833,556.

ADR - American Depository Receipt.

May not total due to independent rounding.

The notes to financial statements form an integral part of these statements.

Unaudited

Notes to Financial Statements (Unaudited)

Nine months ended August 31, 2015 and 2014

1. Organization

ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as an exempted limited liability company under the laws of Bermuda.

2. Summary of significant accounting policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded in U.S. markets, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Restricted securities

At August 31, 2015 and August 31, 2014, the Company held investments in restricted securities of 5.16% and 2.29% of net assets, respectively, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

Restricted Securities

August 31, 2015

Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
185,000	$898,101	TMAC Resources, Inc. – 144A	$4.19	$774,353	06/26/2015
3,000,000	1,202,400	Romarco Minerals, Inc. – 144A	0.43	1,278,539	02/18/2015
4,135,000	1,008,461	Amara Mining plc – 144A	0.15	634,516	02/10/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.59	4,664,091	07/08/2014
3,928,600	415,686	Stornoway Diamond Corporation, C$0.90 Warrants, 7/08/2016 – 144A	0.08	313,929	07/08/2014
1,250,000	1,351,000	Torex Gold Resources, Inc. – 144A	0.94	1,179,604	01/22/2014
3

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2015 and 2014

Restricted Securities

August 31, 2014

Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
7,857,200	$4,641,822	Stornoway Diamond Corporation – 144A	$0.59	$4,622,307	07/08/2014
3,928,600	415,686	Stornoway Diamond Corporation, C$0.90 Warrants, 7/08/2016 – 144A	0.11	415,285	07/08/2014
1,250,000	1,351,000	Torex Gold Resources, Inc. – 144A	1.63	2,033,735	01/22/2014

C. Fair value measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 and August 31, 2014 in valuing the Company’s investments at fair value:

Investment in Securities

Measurements at August 31, 2015

Description (1)	Level 1	Level 2	Level 3	Total

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$113,086,306	$24,811,763	$-	$137,898,068
Silver mining, exploration and development companies	5,928,615	-	-	5,928,615
Platinum and Palladium Investments
Platinum and palladium mining companies	6,824,448	-	-	6,824,448
Exchange traded funds	6,258,525	-	-	6,258,525
Diamond Mining, Exploration and Development Companies	3,483,344	4,664,091	-	8,147,436
Diversified Mineral Resources Companies	3,351,600	-	-	3,351,600
Total Common Shares	138,932,838	29,475,854	-	168,408,692

Warrants
Diamond Mining, Exploration and Development Companies	65,505	313,929	-	379,434
Total Investments	$138,998,343	$29,789,783	$-	$168,788,126
4

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2015 and 2014

Transfers into and out of levels are recognized at the end of the period. There were no transfers into and out of Levels 1, 2, and 3 at August 31, 2015.

(1)	See schedules of investments for country classifications.

May not total due to independent rounding.

Investment in Securities

Measurements at August 31, 2014

Description (1)	Level 1	Level 2	Level 3	Total

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$195,873,275	$34,700,992	$-	$230,574,267
Silver mining, exploration and development companies	18,123,254	-	-	18,123,254
Platinum and Palladium Investments
Platinum and palladium mining companies	16,112,744	-	-	16,112,744
Exchange traded funds	9,280,325	-	-	9,280,325
Diamond Mining, Exploration and Development Companies	3,928,903	4,622,308	-	8,551,211
Diversified Mineral Resources Companies	16,366,500	5,078,988	-	21,445,488
Total Common Shares	259,685,001	44,402,288	-	304,087,289

Warrants
Diamond Mining, Exploration and Development Companies	86,654	415,285	-	501,939
Total Investments	$259,771,656	$44,817,573	$-	$304,589,229

Transfers into and out of levels are recognized at the end of the period. There were no transfers into and out of Levels 1, 2, and 3 at August 31, 2014.

(1)	See schedules of investments for country classifications.

May not total due to independent rounding.

5

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and its Principal Financial Officer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Gold and Precious Metals Limited

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 30, 2015

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 30, 2015

By	/s/ David S. Lin

David S. Lin
Controller
(Principal Financial Officer)

Date: September 30, 2015